Share based compensation reserve - Summary of Awards (Details) $ / shares in Units, € in Millions			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 14, 2019 USD ($) shares	Jun. 14, 2018 USD ($) shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2019 EUR (€) shares	Dec. 31, 2018 shares $ / shares	Mar. 22, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Issued, Price Per Share1 | $ / shares								$ 20.00
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)					4,624,653	4,624,653
Forfeitures in the period (in shares)					(116,439)	(116,439)
Number of other equity instruments outstanding (in shares)			4,422,899	4,422,899	4,422,899	4,422,899	4,624,653
Number of other equity instruments exercised or vested in share-based payment arrangement					(85,315)	(85,315)
LTIP vesting 1 [Member] [Domain]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement					(51,932)	(51,932)	(181,054)
January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares					$ 16.72
Number of other equity instruments outstanding (in shares)					3,025,953	3,025,953
Forfeitures in the period (in shares)					(55,439)	(55,439)
Number of other equity instruments outstanding (in shares)			2,970,514	2,970,514	2,970,514	2,970,514	3,025,953
Exercise price | $ / shares					$ 0.00
Expected volatility of the share price					22.60%	22.60%
Dividend yield expected					0.00%	0.00%
Risk free rate					2.65%	2.65%
Employee exit rate					6.00%	6.00%
January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares					$ 16.72
Number of other equity instruments outstanding (in shares)					1,015,000	1,015,000
Forfeitures in the period (in shares)					(40,000)	(40,000)
Number of other equity instruments outstanding (in shares)			889,685	889,685	889,685	889,685	1,015,000
Number of other equity instruments exercised or vested in share-based payment arrangement					(85,315)	(85,315)
Exercise price | $ / shares					$ 0.00
Expected volatility of the share price					22.60%	22.60%
Dividend yield expected					0.00%	0.00%
Risk free rate					2.65%	2.65%
Employee exit rate					14.00%	14.00%
January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares					$ 16.72
Number of other equity instruments outstanding (in shares)					583,700	583,700
Forfeitures in the period (in shares)					(21,000)	(21,000)
Number of other equity instruments outstanding (in shares)			562,700	562,700	562,700	562,700	583,700
Exercise price | $ / shares					$ 0.00
Expected volatility of the share price					22.70%	22.70%
Dividend yield expected					0.00%	0.00%
Risk free rate					2.55%	2.55%
Employee exit rate					14.00%	14.00%
Management Award 2016 [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement					(85,315)	(85,315)	(294,810)
Liabilities From Share-based Payment Transactions, Shares					33,383	33,383	113,756
Shares Issued, Price Per Share1 | $ / shares			$ 17.11	$ 17.11	$ 17.11		$ 20.72
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)				39,370	32,167	32,167
Non-Executive Director | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)	44,272	44,272
Number of other equity instruments exercised or vested in share-based payment arrangement	(32,167)		(9,375,000,000)
Liabilities From Share-based Payment Transactions, Shares	12,105
Exercise price of other equity awards granted | $	$ 20.32	$ 18.07
Top of range [member] | January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share					2 years	2 years
EBITDA Performance Target Conditions					0.90%	0.90%
Top of range [member] | January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share					2 years	2 years
EBITDA Performance Target Conditions					72.00%	72.00%
Top of range [member] | January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share					4 years	4 years
EBITDA Performance Target Conditions					35.00%	35.00%
Bottom of range [member] | January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share					1 year	1 year
EBITDA Performance Target Conditions					93.00%	93.00%
Bottom of range [member] | January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share					2 years	2 years
EBITDA Performance Target Conditions					72.00%	72.00%
Bottom of range [member] | January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share					1 year 6 months	1 year 6 months
EBITDA Performance Target Conditions					35.00%	35.00%
Key management personnel of entity or parent [member] | January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements					$ 9,900,000	€ 8.7
Key management personnel of entity or parent [member] | January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements					$ 1,100,000	€ 1.0